UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Payments to suppliers and employees	$ (3,414,372)	$ (5,082,888)
Interest paid	(156,208)	(39,153)
Interest received	17,407	117,836
Repayment of government grant	(138,100)	0
Net cash flows used in operating activities	(3,691,273)	(5,004,205)
Cash flows from investing activities
Purchase of exploration and evaluation assets	(4,979,977)	(1,169,141)
Purchase of property, plant and equipment	(13,740)	(652,000)
Net cash flows used in investing activities	(4,993,717)	(1,821,141)
Cash flows from financing activities
Proceeds from issue of shares	65,416,455	14,557,710
Share issue costs	(4,417,570)	(689,008)
Repayment of loans and borrowings	(324,865)	(95,727)
Payment of principal portion of lease liabilities	(64,092)	(33,088)
Proceeds from principal portion of sub-lease receivables	54,816	0
Net cash inflow from financing activities	60,664,744	13,739,887
Net increase in cash and cash equivalents	51,979,754	6,914,541
Net foreign exchange differences	100,152	46,171
Cash and cash equivalents at the beginning of the period	18,857,088	4,432,150
Cash and cash equivalents at the end of the period	$ 70,936,994	$ 11,392,862